INVESTMENT IN LLCs - Results for Internal Valuation Model and Carrying Value of Investment in Central Platte (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Schedule of Equity Method Investments [Line Items]
Total carrying value of investment in LLCs	$ 16,499	$ 17,222
Central Platte Holdings [Member]
Schedule of Equity Method Investments [Line Items]
Method 1	15,527
Method 2	16,495
Method 3	17,930
Average of methods 1, 2, and 3	16,651
Total carrying value of investment in LLCs	$ 15,132